CONDENSED AND UNAUDITED CONSOLIDATED BALANCE SHEETS (HKD) In Thousands, unless otherwise specified	Sep. 30, 2012	Apr. 30, 2012	Apr. 30, 2011
ASSETS
Cash and cash equivalents	222,552	199,818	219,757
Trade receivables, less allowance for doubtful amounts of HK$nil and HK$nil as of September 30 & April 30, 2012 respectively	333,755	282,869	270,763
Inventories	122,130	128,387	117,733
Deposits, prepayment and other receivables	21,335	20,514	8,357
Total current assets	699,772	631,588	616,610
Property, plant and equipment	495,736	524,137	551,079
Prepaid lease payments	24,107	24,753	26,237
Other assets	9,987	12,813	8,001
Intangible assets	438	438	0
Total assets	1,230,040	1,193,729	1,201,927
LIABILITIES AND EQUITY
Bank borrowings	121,806	156,866	169,710
Capital lease obligations	25	303	5,311
Trade payables	133,593	121,964	127,987
Other payables and accruals	135,076	115,109	80,811
Tax payable	75,369	72,936	56,389
Total current liabilities	465,869	467,178	440,208
Capital lease obligations (note 8)		0	303
Deferred tax liabilities	14,504	14,504	15,156
Total liabilities	480,373	481,682	455,667
Commitments and contingencies	0	0	0
Shareholders' equity
Preferred shares (US$0.001 par value; 1,000,000 share authorized, none issued and outstanding)	0
Ordinary shares (US$0.001 par value; 100,000,000 shares authorized, 14,292,228 and 14,352,903 shares issued and outstanding as of September 30, 2012 and April 30, 2012, respectively)	111	112	131
Additional paid-in capital	75,128	77,967	169,973
Accumulated other comprehensive income	14,866	15,514	8,106
Retained earnings	659,562	618,454	568,050
Total Plastec Technologies, Ltd. Shareholders' equity	749,667	712,047	746,260
Total liabilities and shareholders' equity	1,230,040	1,193,729	1,201,927